Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire option awards monthly after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved by either the Equity Grant Committee described below (except for grants to certain senior employees, including our executive officers) or the Compensation Committee in its regularly scheduled meeting occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board, at the time of each annual meeting of our stockholders, and on specifically designated dates for any director who elects to receive some or all of their eligible cash compensation in the form of stock options, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Other than the delegation by the Board to an Equity Grant Committee of the approval of the issuance of certain equity-based awards to employees and consultants under the 2024 EIP, which awards are typically granted on a monthly basis on the tenth of each month, we do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	we have granted new-hire option awards monthly after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved by either the Equity Grant Committee described below (except for grants to certain senior employees, including our executive officers) or the Compensation Committee in its regularly scheduled meeting occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board, at the time of each annual meeting of our stockholders, and on specifically designated dates for any director who elects to receive some or all of their eligible cash compensation in the form of stock options, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Other than the delegation by the Board to an Equity Grant Committee of the approval of the issuance of certain equity-based awards to employees and consultants under the 2024 EIP, which awards are typically granted on a monthly basis on the tenth of each month, we do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false